Mercantile Funds, Inc.

Growth & Income Fund

Equity Income Fund

Equity Growth Fund

Capital Opportunities Fund

International Equity Fund

Diversified Real Estate Fund

Limited Maturity Bond Fund

Total Return Bond Fund

Maryland Tax-Exempt Bond Fund

Tax-Exempt Limited Maturity Bond Fund

National Tax-Exempt Bond Fund

Prime Money Market Fund

Government Money Market Fund

Tax-Exempt Money Market Fund

(collectively, the “Funds”)

Supplement dated June 18, 2007

to the Institutional Shares

Prospectus dated September 28, 2006

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective June 18, 2007 the disclosure under the sub-section entitled “Maryland Tax-Exempt Bond Fund, Tax-Exempt Limited Maturity Bond Fund, National Tax-Exempt Bond Fund” under the section entitled “Management of the Funds” on page 80 is replaced with the following:

The funds are managed by a team of investment professionals who collaborate to develop and implement each fund’s investment strategy, and make joint decisions regarding each fund’s investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio construction techniques and portfolio risk assessment.

Stephen Winterstein is the lead portfolio manager and Rebecca Rogers is the co-portfolio manager for the National Tax-Exempt Bond Fund.

•	Mr. Winterstein joined MCA in June 2007. He is a senior portfolio manager of MCA and since 1993 has been a Managing Director and Senior Vice President of PNC Wealth Management, an affiliate of MCA.

•	Ms. Rogers joined MCA in June 2007. She is a portfolio manager of MCA and since 2000 has been a Vice President of PNC Wealth Management, an affiliate of MCA.

Stephen Winterstein is the lead portfolio manager and Adam Mackey is the co-portfolio manager for the Tax-Exempt Limited Maturity Bond and Maryland Tax-Exempt Bond Funds.

•	Mr. Winterstein joined MCA in June 2007. He is a senior portfolio manager of MCA and since 1993 has been a Managing Director and Senior Vice President of PNC Wealth Management, an affiliate of MCA.

•	Mr. Mackey joined MCA in June 2007. He is a portfolio manager of MCA and since 2001 has been a Vice President of PNC Wealth Management, an affiliate of MCA.

Mercantile Funds, Inc.

Growth & Income Fund

Equity Income Fund

Equity Growth Fund

Capital Opportunities Fund

International Equity Fund

Diversified Real Estate Fund

Limited Maturity Bond Fund

Total Return Bond Fund

Maryland Tax-Exempt Bond Fund

Tax-Exempt Limited Maturity Bond Fund

National Tax-Exempt Bond Fund

(collectively, the “Funds”)

Supplement dated June 18, 2007

to the Equity and Fixed Income Funds

Prospectus dated September 28, 2006

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective June 18, 2007 the disclosure under the sub-section entitled “Maryland Tax-Exempt Bond Fund, Tax-Exempt Limited Maturity Bond Fund, National Tax-Exempt Bond Fund” under the section entitled “Management of the Funds” on page 65 is replaced with the following:

The funds are managed by a team of investment professionals who collaborate to develop and implement each fund’s investment strategy, and make joint decisions regarding each fund’s investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio construction techniques and portfolio risk assessment.

Stephen Winterstein is the lead portfolio manager and Rebecca Rogers is the co-portfolio manager for the National Tax-Exempt Bond Fund.

•	Mr. Winterstein joined MCA in June 2007. He is a senior portfolio manager of MCA and since 1993 has been a Managing Director and Senior Vice President of PNC Wealth Management, an affiliate of MCA.

•	Ms. Rogers joined MCA in June 2007. She is a portfolio manager of MCA and since 2000 has been a Vice President of PNC Wealth Management, an affiliate of MCA.

Stephen Winterstein is the lead portfolio manager and Adam Mackey is the co-portfolio manager for the Tax-Exempt Limited Maturity Bond and Maryland Tax-Exempt Bond Funds.

•	Mr. Winterstein joined MCA in June 2007. He is a senior portfolio manager of MCA and since 1993 has been a Managing Director and Senior Vice President of PNC Wealth Management, an affiliate of MCA.

•	Mr. Mackey joined MCA in June 2007. He is a portfolio manager of MCA and since 2001 has been a Vice President of PNC Wealth Management, an affiliate of MCA.